Company level financial information - Condensed statement of financial position (Details) $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jan. 06, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Non-current assets
Interest in an equity-accounted investee	¥ 352,062,000
Investments in subsidiaries
Non-current assets	1,505,943,000	¥ 849,652,000
Current assets
Other receivables	58,278,000	36,090,000
Cash and cash equivalents	6,771,653,000	2,853,980,000
Total current assets	9,199,087,000	4,986,599,000
Total assets	10,705,030,000	5,836,251,000
EQUITY.
Share capital	92,000	69,000	$ 8,656
Additional paid-in capital	8,289,160,000	162,373,000
Other reserves	928,005,000	625,984,000
Retained earnings/(accumulated losses)	(2,558,291,000)	(1,125,055,000)
Total equity attributable to owners of parent	6,658,966,000	(336,629,000)
Non-current liabilities
Redeemable shares with other preferential rights	0	2,381,327,000			¥ 1,701,294,000
Deferred income	20,005,000
Total non-current liabilities	570,021,000	2,849,654,000
Current liabilities
Trade and other payables	2,809,182,000	2,419,795,000
Deferred income	6,060,000
Total current liabilities	3,482,855,000	3,309,643,000
Total liabilities	4,052,876,000	6,159,297,000
Total equity and liabilities	10,705,030,000	5,836,251,000
Parent company
Non-current assets
Interest in an equity-accounted investee	352,062,000
Investments in subsidiaries
-Cost-accounted investments in subsidiaries	1,000	1,000
-Amounts due from subsidiaries	3,887,724,000	988,252,000
Non-current assets	4,239,786,000	988,252,000
Current assets
Other receivables	3,031,000	7,082,000
Cash and cash equivalents	925,638,000	153,889,000		¥ 0
Total current assets	928,669,000	160,971,000
Total assets	5,168,455,000	1,149,223,000
EQUITY.
Share capital	92,000	69,000
Additional paid-in capital	8,289,160,000	162,373,000
Other reserves	(1,721,689,000)	(1,547,333,000)
Retained earnings/(accumulated losses)	(1,428,887,000)	152,787,000
Total equity attributable to owners of parent	5,138,676,000	(1,232,104,000)
Non-current liabilities
Redeemable shares with other preferential rights		2,381,327,000
Deferred income	20,005,000
Total non-current liabilities	20,005,000	2,381,327,000
Current liabilities
Trade and other payables	3,714,000
Deferred income	6,060,000
Total current liabilities	9,774,000
Total liabilities	29,779,000	2,381,327,000
Total equity and liabilities	¥ 5,168,455,000	¥ 1,149,223,000